INVESTMENTS IN EQUITY INVESTEES (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Summary of Equity Investees

	Ownership	December 31,
In millions	Percentage	2023	2022
Shanghai Fleetguard Filter Co. Ltd.	50.0%	$24.9	$23.9
Fleetguard Filters Pvt. Ltd.	49.5%	$58.0	$51.4
Filtrum Fibretechnologies Pvt. Ltd.	49.7%	$1.9	$1.7
Investments and advances related to equity method investees		$84.8	$77.0

	Years ended December 31,
In millions	2023	2022	2021
Shanghai Fleetguard Filter Co. Ltd.	$5.9	$5.3	$10.2
Fleetguard Filters Pvt. Ltd.	$21.5	$17.1	$16.4
Filtrum Fibretechnologies Pvt. Ltd.	$0.2	$0.3	$0.2
Atmus share of net income	$27.6	$22.7	$26.8
Royalty and interest income	$6.0	$5.3	$5.6
Equity, royalty and interest income from investees	$33.6	$28.0	$32.4

	Years ended December 31,
In millions	2023	2022	2021
Net sales	435.2	392.5	429.7
Gross margin	170.0	136.3	98.8
Net income	56.2	38.4	53.9
Atmus share of net income	27.6	22.7	26.8
Royalty and interest income	6.0	5.3	5.6
Total equity, royalty and interest income from investees	33.6	28.0	32.4
Current assets	182.5	157.9	186.0
Non-current assets	87.4	82.0	84.1
Current liabilities	(89.1)	(75.9)	(88.0)
Non-current liabilities	(4.7)	(7.3)	(5.3)
Net assets	176.1	156.7	176.8
Atmus share of net assets	85.7	78.9	88.1